Expenses by nature - (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expenses by nature
Employee benefit expenses	¥ 1,480,826	¥ 737,399	¥ 563,548
Technology service fee	858,946	614,311	260,052
Amortization of intangible assets	332,470	260,088	230,906
Business origination fee	291,883	224,405	187,628
Outsourcing labor costs	276,301	131,198	27,976
Depreciation of property and equipment	127,386	93,939	56,648
Travelling expenses	89,195	50,207	24,929
Telecommunication expenses	85,918	78,175	29,590
Professional service fee	72,135	60,782	16,620
Marketing and advertising fee	47,014	74,013	46,183
Purchase cost of products	46,070	9,188
Others	201,293	112,067	53,995
Total cost of revenue, research and development expenses, selling and marketing expenses, general and administrative expenses	¥ 3,909,437	¥ 2,445,772	¥ 1,498,075